S000065839 [Member] Investment Objectives and Goals - Northern Trust Emerging Markets Quality Low Volatility ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Northern Trust Emerging Markets Quality Low Volatility ETF (formerly, FlexShares® Emerging Markets Quality Low Volatility Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Emerging Markets Quality Low Volatility IndexSM (the “Underlying Index”).